Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Nov. 25, 2020
Document Creation Date	dei_DocumentCreationDate	Nov. 24, 2020